Segment Disclosures Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	$ 8,010	$ 7,491	$ 7,331
Long-lived assets	36,702	37,683	38,616
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	8,010	7,406	7,228
Long-lived assets	36,702	37,683	37,586
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	0	85	103
Long-lived assets	$ 0	$ 0	$ 1,030